Earnings Per Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted income per share includes the additional weighted effect of dilutive securities outstanding during the period, which includes RSAs, RSUs, P-Units, share options and SARs granted under share-based compensation plans. The effect of share equivalents is not included in the computation for periods in which a net loss occurs because to do so would be anti-dilutive.

Share options, SARs, RSAs, P-Units and RSUs granted under share-based compensation plans are anti-dilutive and excluded from diluted earnings per share when the hypothetical number of shares that could be repurchased under the treasury stock method exceeds the number of shares that can be exercised, or when the Company reports a net loss from continuing operations. Anti-dilutive shares, which could potentially dilute earnings per share in the future, are set forth below (in millions):

	Three months ended March 31,
	2019	2018
Share options and appreciation rights	1.4	1.5
P-Units, RSAs and RSUs	5.6	4.6
Total potentially dilutive shares	7.0	6.1